PREPAID EXPENSES AND DEPOSITS	12 Months Ended
Dec. 31, 2021
Disclosure Of Prepaid Expenses And Deposits [Abstract]
PREPAID EXPENSES AND DEPOSITS

11. PREPAID EXPENSES AND DEPOSITS

	2021	2020
	$	$
Prepaid expenses	451,435	82,216
Prepaid inventory	-	5,974
Advances to suppliers	2,910,956	282,216
Other advances	814	607
Total prepaid expenses and deposits	3,363,205	371,013

Current portion	452,249	371,013
Long-term portion	2,910,956	-
	3,363,205	371,013